Staff expenses - Summary of changes in share awards (Details) - Share awards	12 Months Ended
	Dec. 31, 2025 shares € / shares	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, Opening balance (in shares) | shares	4,855,542	3,897,800	3,699,555
Share awards granted (in shares) | shares	4,021,860	4,429,394	3,469,747
Share awards, Vested (in shares) | shares	(3,448,317)	(3,343,429)	(3,113,115)
Share awards, Forfeited (in shares) | shares	(138,970)	(128,223)	(158,387)
Options outstanding, Closing balance (in shares) | shares	5,290,115	4,855,542	3,897,800
Weighted average grant date fair value, Opening balance (in eur per share) | € / shares	€ 10.88	€ 8.81	€ 7.97
Weighted average grant date fair values, Granted (in eur per share) | € / shares	17.57	13.75	9.71
Weighted average grant date fair value, Vested (in eur per share) | € / shares	14.67	12.29	8.83
Weighted average grant date fair value, Forfeited (in eur per share) | € / shares	13.99	10.73	8.54
Weighted average grant date fair value, Closing balance (in eur per share) | € / shares	€ 13.44	€ 10.88	€ 8.81